UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

135 East 57th Street

6th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Armen Arus

Transparent Value Trust

135 East 57th Street

6th Floor

New York, NY 10022

(Name and address of agent for service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s Telephone Number, including Area Code: (212) 908-5090

Date of fiscal year end: September 30

Date of reporting period: April 27, 2010 – September 30, 2010

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders.

Annual Report

September 30, 2010

transparent value
MUTUAL FUNDS

See the market clearly.™

1	SHAREHOLDER LETTER

2	MANAGER COMMENTARY

2	Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

4	Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

6	Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

8	DISCLOSURE OF FUND EXPENSES

9	SCHEDULE OF INVESTMENTS

9	Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

11	Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

13	Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

15	STATEMENTS OF ASSETS AND LIABILITIES

16	STATEMENTS OF OPERATIONS

17	STATEMENTS OF CHANGES IN NET ASSETS

18	FINANCIAL HIGHLIGHTS

21	NOTES TO FINANCIAL STATEMENTS

26	ADDITIONAL INFORMATION

Shareholder Letter
September 30, 2010 (Unaudited)

Dear Shareholder:

As 2010 draws to a close, we would like to reflect on our first year of business.

Transparent Value Funds understands that success is a result of core values and a dedicated vision. Our responsibility and commitment is to offer investors with unique product options that provide a differentiated way to value equities.

Despite a troubled economy and uncertain market conditions, our belief in that vision and values remains steadfast.

We would like to thank you, our shareholders, because without your interest and commitment to Transparent Value Funds, this opportunity would not have been possible.

Cheers to a great 2010 and a successful future!

Sincerely,

Julian Koski

Co-CEO, Transparent Value

Armen Arus

Co-CEO, Transparent Value

Annual Report | September 30, 2010	1

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund September 30, 2010 (Unaudited)

While the shortest distance between any two points might be a straight line during the second and third quarters of 2010, U.S. equity markets preferred an approach resembling that of a rollercoaster. Since launch of the Transparent Value mutual funds on the 27th of April the broad market has returned slightly less than -3%. However, during this period the market reached a nadir on July 2nd, approximately -15% below the period high, before staging an impressive rally of 12% into the September 30th close. Volatility was the hallmark of a period complete with a market ‘flash crash’ on the 6th of May during which nearly $1 trillion in equity value was erased in a matter of minutes. Needless to say, the driver of volatility was market uncertainty in all manner of economic considerations ranging from inflation and deflationary fears, the prospect of a double dip recession, and the European debt crisis.

The Transparent Value mutual funds allow investors to fuse their own market expectations with the power of Required Business Performance (RBP) stock selection. The directional Funds are a series of portfolios comprised of the highest RBP scores combined with other market factors. RBP is a proprietary measure that identifies securities that have the greatest probability of delivering the performance required to justify the current market price. To this active selection are added exposures to varying degrees of economic and market exposure. The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund seeks investments in names with above average RBP profiles and higher than average economic and market exposure. The result is a portfolio that is designed to outperform its benchmark market during periods of market appreciation, and underperforms during period of market decline.

Since inception the Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund Class F-1 lost -4.5% net of fees and expenses, trailing the Dow Jones U.S. Large Cap Total Stock Market Index which declined -2.4%. Information Technology contributed most significantly to fund performance returning over 12.2% during the period. Within this sector Software providers were dominant with Akamai Technologies, SalesForce.com, Sybase Inc, and VMware Inc all returning better than 30%. Sybase’s return was largely attributable to a 47% acquisition premium paid by SAP AG in a deal that closed on the 30th of July. Financials were the largest detractor from performance declining -7.4%. However, Assured Guaranty was the only Financials constituent making the list of top ten fund detractors.

The Fund’s top bet was an overweight to Consumer Discretionary which contributed to relative benchmark underperformance of -1.25%. Consumer Discretionary names such as Dreamworks Animation, Hartman Int’l, Guess, and Priceline.com started the quarter with strong price appreciation, but ended with declines of -20% to -40% during the investment period.

The RBP® Probability cannot guarantee nor does it predict profit, performance, or future stock prices.

No claim is made that RBP® can, in and of itself, be used to determine which securities to buy or sell, or when to buy or sell them.

TRANSPARENT VALUE DOW JONES RBP® U.S.

LARGE-CAP AGGRESSIVE INDEX FUND

Weightings by Sector as a Percentage of Net Assets as of September 30, 2010

Basic Materials	6.2%
Consumer Goods	5.3%
Consumer Services	18.9%
Financials	27.3%
Health Care	3.0%
Industrials	13.7%
Oil & Gas	8.8%
Technology	13.1%
Telecommunications	2.8%

Source: ALPS Fund Services, Inc. (Fund Holdings)

These allocations may not reflect the current or future positions of the portfolio.

2	www.transparentvalue.com

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund September 30, 2010 (Unaudited)

HISTORIC PERFORMANCE

Growth of $10,000 Investment in the Fund

The chart above shows how a hypothetical investment of $10,000 in the Class F-1 net of fees and expenses from inception would have performed versus an investment in the Fund’s benchmark index. The values indicate what $10,000 would have grown to over the time period indicated. The hypothetical example does not represent the returns of any particular investment.

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

	2010
	April**	May	June	July	August	September	Since Inception
Fund – Class F-1	-0.30%	-8.93%	-6.28%	7.64%	-5.64%	10.28%	-4.50%
Fund – Class A	-0.30%	-8.93%	-6.28%	7.64%	-5.64%	10.16%	-4.50%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Funds are brand new and have limited operating history. The Funds seek to track quantitative strategy index and, as a result, the Funds may have a lower return. Returns for periods less than one year are not annualized.

* The index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks.

**Fund Inception Date: April 27, 2010

Annual Report | September 30, 2010	3

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund September 30, 2010 (Unaudited)

While the shortest distance between any two points might be a straight line during the second and third quarters of 2010, U.S. equity markets preferred an approach resembling that of a rollercoaster. Since launch of the Transparent Value mutual fund on the 27th of April the broad market has returned slightly less than -3%. However, during this period the market reached a nadir on July 2nd, approximately -15% below the period high, before staging an impressive rally of 12% into the September 30th close. Volatility was the hallmark of a period complete with a market ‘flash crash’ on the 6th of May during which nearly $1 trillion in equity value was erased in a matter of minutes. Needless to say, the driver of volatility was market uncertainty in all manner of economic considerations ranging from inflation and deflationary fears, the prospect of a double dip recession, and the European debt crisis.

The Transparent Value mutual funds allow investors to fuse their own market expectations with the power of Required Business Performance (RBP) stock selection. The directional Funds are a series of portfolios comprised of the highest RBP scores combined with other market factors. RBP is a proprietary measure that identifies securities that have the greatest probability of delivering the performance required to justify the current market price. To this active selection are added exposures to varying degrees of economic and market exposure. The Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund seeks investments in names with above average RBP profiles and below average economic and market exposure. The result is a portfolio that is designed to outperform its benchmark market during periods of market decline, and underperforms during period of market appreciation.

Since inception the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund Class F-1 lost -1.3% net of fees and expenses, outperforming the Dow Jones U.S. Large Cap Total Stock Market Index which fell -2.4%. Telecommunication Services contributed most significantly to fund performance returning over 20.6% during the period. Within this sector MetroPCS Communications and Windstream Corporation were top contributors returning 13.4% and 16.4% respectively. Consumer Discretionary names were the largest detractor from fund performance declining -8.3%. Names within this group included for-profit education providers adversely impacted by an administration vowing to step up oversight of deceptive marketing practices. Many fear such a move would ultimately lead to the cutting of government sponsored financial-aid to students attending for-profit institutions.

The fund’s largest bet was an overweight to the Health Care sector which contributed to relative benchmark outperformance of +0.4%. Health Care names such as Alexion Pharmaceutics and Bristol Myers Squibb added 18.3% and 14.1% respectively during the period.

The RBP® Probability cannot guarantee nor does it predict profit, performance, or future stock prices.

No claim is made that RBP® can, in and of itself, be used to determine which securities to buy or sell, or when to buy or sell them.

TRANSPARENT VALUE DOW JONES RBP® U.S. LARGE-CAP DEFENSIVE INDEX FUND

Weightings by Sector as a Percentage of Net Assets as of September 30, 2010

Basic Materials	1.0%
Consumer Goods	21.3%
Consumer Services	20.6%
Financials	9.7%
Health Care	19.6%
Industrials	9.7%
Oil & Gas	0.0%
Technology	6.5%
Telecommunications	5.2%
Utilities	5.1%

Source: ALPS Fund Services, Inc. (Fund Holdings)

These allocations may not reflect the current or future positions of the portfolio.

4	www.transparentvalue.com

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund September 30, 2010 (Unaudited)

HISTORIC PERFORMANCE

Growth of $10,000 Investment in the Fund

The chart above shows how a hypothetical investment of $10,000 in the Class F-1 net of fees and expenses from inception would have performed versus an investment in the Fund’s benchmark index. The values indicate what $10,000 would have grown to over the time period indicated. The hypothetical example does not represent the returns of any particular investment.

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

	2010
	April**	May	June	July	August	September	Since Inception
Fund – Class F-1	0.60%	-4.87%	-3.03%	3.56%	-4.37%	7.40%	-1.30%
Fund – Class A	0.60%	-4.87%	-3.03%	3.56%	-4.37%	7.40%	-1.30%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Funds are brand new and have limited operating history. The Funds seek to track quantitative strategy index and, as a result, the Funds may have a lower return. Returns for periods less than one year are not annualized.

* The index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks.

**Fund Inception Date: April 27, 2010

Annual Report | September 30, 2010	5

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund September 30, 2010 (Unaudited)

While the shortest distance between any two points might be a straight line during the second and third quarters of 2010, U.S. equity markets preferred an approach resembling that of a rollercoaster. Since launch of the Transparent Value mutual funds on the 27th of April, the broad market has returned slightly less than -3%. However, during this period the market reached a nadir on July 2nd, approximately -15% below the period high, before staging an impressive rally of 12% into the September 30th close. Volatility was the hallmark of a period complete with a market ‘flash crash’ on the 6th of May during which nearly $1 trillion in equity value was erased in a matter of minutes. Needless to say, the driver of volatility was market uncertainty. However, unique was the breath of apprehension which ranged from inflation and deflationary fears, to the prospect of a double dip recession, to a debt crisis in Europe.

The Transparent Value mutual funds allow investors to fuse their own market expectations with the power of Required Business Performance (RBP) stock selection. The directional Funds are a series of portfolios comprised of the highest RBP scores combined with other market factors. RBP is a proprietary measure that identifies securities that have the greatest probability of delivering the performance required to justify the current market price. To this active selection are added exposures to varying degrees of economic and market exposure. The Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund seeks investments in names with above average RBP profiles and market equivalent exposure. The result is a portfolio that provides benchmark market like returns with a positive outperformance attributable to the RBP selection.

Since inception the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund Class F-1 lost -0.9% net of fees and expenses, outperforming the Dow Jones U.S. Large Cap Total Stock Market Index which declined -2.4%. Information Technology contributed most significantly to fund performance returning 10.4% during the period. Within this sector Rovi Corp, Akamai Technologies, and Citrix Systems were the top contributors all returning over 25%. Financial names were the largest detractor from fund performance declining -4.9% as a group.

The Fund’s largest bet was an overweight to the Consumer Discretionary sector which contributed to relative benchmark underperformance of -0.4%. Consumer Discretionary names included: Dreamworks Animation, down -27% on poor box office releases; Career Education, down -35% on concerns of decreased government financial aid; and Priceline.com, down -19% during the investment period.

The RBP® Probability cannot guarantee nor does it predict profit, performance, or future stock prices.

No claim is made that RBP® can, in and of itself, be used to determine which securities to buy or sell, or when to buy or sell them.

TRANSPARENT VALUE DOW JONES RBP® U.S. LARGE-CAP MARKET INDEX FUND

Weightings by Sector as a Percentage of Net Assets as of September 30, 2010

Basic Materials	2.33%
Consumer Goods	3.51%
Consumer Services	20.70%
Financials	23.47%
Health Care	11.71%
Industrials	11.14%
Oil & Gas	2.36%
Technology	14.16%
Telecommunications	5.68%
Utilities	4.56%

Source: ALPS Fund Services, Inc. (Fund Holdings)

These allocations may not reflect the current or future positions of the portfolio.

6	www.transparentvalue.com

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund September 30, 2010 (Unaudited)

HISTORIC PERFORMANCE

Growth of $10,000 Investment in the Fund

The chart above shows how a hypothetical investment of $10,000 in the Class F-1 net of fees and expenses from inception would have performed versus an investment in the Fund’s benchmark index. The values indicate what $10,000 would have grown to over the time period indicated. The hypothetical example does not represent the returns of any particular investment.

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

	2010
	April**	May	June	July	August	September	Since Inception
Fund – Class F-1	1.00%	-6.14%	-4.11%	4.40%	-4.74%	9.62%	-0.90%
Fund – Class A	1.00%	-6.14%	-4.11%	4.40%	-4.74%	9.62%	-1.00%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Funds are brand new and have limited operating history. The Funds seek to track quantitative strategy index and, as a result, the Funds may have a lower return. Returns for periods less than one year are not annualized.

* The index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks.

** Fund Inception Date: April 27, 2010

Annual Report | September 30, 2010	7

Disclosure of Fund Expenses
September 30, 2010 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 27, 2010 through September 30, 2010.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Net Expense Ratio(a)	Beginning Account Value April 27, 2010	Ending Account Value September 30, 2010	Expense Paid During Period April 27, 2010 to September 30, 2010(b)
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund
Class A
Actual	1.50%	$ 1,000.00	$ 954.00	$ 6.26
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$ 1,017.55	$ 7.59

Class F-1
Actual	1.35%	$ 1,000.00	$ 955.00	$ 5.64
Hypothetical (5% return before expenses)	1.35%	$ 1,000.00	$ 1,018.30	$ 6.83

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
Class A
Actual	1.50%	$ 1,000.00	$ 987.00	$ 6.37
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$ 1,017.55	$ 7.59

Class F-1
Actual	1.35%	$ 1,000.00	$ 987.00	$ 5.73
Hypothetical (5% return before expenses)	1.35%	$ 1,000.00	$ 1,018.30	$ 6.83

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
Class A
Actual	1.50%	$ 1,000.00	$ 990.00	$ 6.38
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$ 1,017.55	$ 7.59

Class F-1
Actual	1.35%	$ 1,000.00	$ 991.00	$ 5.74
Hypothetical (5% return before expenses)	1.35%	$ 1,000.00	$ 1,018.30	$ 6.83

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365. Note the Actual Expense Paid During the Period is based on since inception of the Funds on April 27, 2010.

8	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund September 30, 2010

	Shares	Value
COMMON STOCKS 99.95%
Basic Materials 6.19%
Albemarle Corp.	840	$39,320
Cliffs Natural Resources, Inc.	700	44,744
Eastman Chemical Co.	600	44,400
FMC Corp.	590	40,362
International Flavors & Fragrances, Inc.	780	37,846
Lubrizol Corp.	450	47,687
Sigma-Aldrich Corp.	680	41,058

		295,417

Consumer Goods 5.34%
BorgWarner, Inc.(a)	980	51,568
Coach, Inc.	1,480	63,581
Energizer Holdings, Inc.(a)	580	38,993
Ford Motor Co.(a)	3,700	45,288
TRW Automotive Holdings Corp.(a)	1,340	55,690

		255,120

Consumer Services 18.91%
Cablevision Systems Corp. - Class A	1,820	47,666
Chipotle Mexican Grill, Inc.(a)	440	75,680
Discovery Communications, Inc. - Class A(a)	1,020	44,421
Dolby Laboratories, Inc. - Class A(a)	1,280	72,717
Expedia, Inc.	2,290	64,601
Liberty Global, Inc. - Class A(a)	1,240	38,204
Liberty Media Corp. - Series A(a)	810	42,169
PetSmart, Inc.	1,660	58,100
priceline.com, Inc.(a)	200	69,668
Scripps Networks Interactive, Inc. - Class A	940	44,725
Sirius XM Radio, Inc.(a)	48,440	58,128
Starwood Hotels & Resorts Worldwide, Inc.	1,030	54,126
Time Warner Cable, Inc.	1,380	74,506
Viacom, Inc. - Class B	1,050	38,000
The Walt Disney Co.	1,010	33,441
Whole Foods Market, Inc.(a)	1,280	47,501
Wynn Resorts, Ltd.	450	39,046

		902,699

Financials 27.31%
American Financial Group, Inc.	1,280	39,142
Ameriprise Financial, Inc.	1,050	49,697
Assurant, Inc.	1,050	42,735
Brookfield Properties Corp.	2,660	41,283
Capital One Financial Corp.	1,140	45,087
Citigroup, Inc.(a)	10,540	41,106
City National Corp.	780	41,395
CNA Financial Corp.(a)	1,460	40,865
Digital Realty Trust, Inc.	1,560	96,252
Federal Realty Investment Trust	420	34,297
Huntington Bancshares, Inc.	8,850	50,180
Kimco Realty Corp.	3,140	49,455
Liberty Property Trust	1,370	43,703

	Shares	Value
Financials (continued)
M&T Bank Corp.	420	$34,360
MetLife, Inc.	1,360	52,292
MSCI, Inc. - Class A(a)	1,140	37,859
The NASDAQ OMX Group, Inc.(a)	2,130	41,386
Nationwide Health Properties, Inc.	1,060	40,990
NYSE Euronext	1,600	45,712
Old Republic International Corp.	3,210	44,459
PNC Financial Services Group, Inc.	1,020	52,948
Prudential Financial, Inc.	700	37,926
Rayonier, Inc.	1,360	68,163
Regency Centers Corp.	1,000	39,470
SLM Corp.(a)	6,020	69,531
Torchmark Corp.	670	35,604
UDR, Inc.	1,700	35,904
Unum Group	2,340	51,831

		1,303,632

Health Care 2.99%
IDEXX Laboratories, Inc.(a)	740	45,673
Warner Chilcott PLC - Class A(a)	2,250	50,490
Waters Corp.(a)	660	46,715

		142,878

Industrials 13.69%
The Boeing Co.	550	36,597
CSX Corp.	670	37,064
Fastenal Co.	720	38,297
Joy Global, Inc.	970	68,210
Kansas City Southern(a)	1,080	40,403
KBR, Inc.	1,810	44,598
MSC Industrial Direct Co. - Class A	750	40,530
Nalco Holding Co.	1,480	37,311
Norfolk Southern Corp.	660	39,277
Roper Industries, Inc.	560	36,501
Sonoco Products Co.	1,130	37,787
Spirit Aerosystems Holdings, Inc. - Class A(a)	2,310	46,038
Tyco Electronics, Ltd.	1,430	41,785
Union Pacific Corp.	470	38,446
Weyerhaeuser Co.	2,220	34,987
WW Grainger, Inc.	300	35,733

		653,564

Oil & Gas 8.78%
Cimarex Energy Co.	570	37,723
ConocoPhillips	640	36,755
Continental Resources, Inc.(a)	850	39,406
First Solar, Inc.(a)	570	83,990
FMC Technologies, Inc.(a)	780	53,266
Murphy Oil Corp.	720	44,582
OGE Energy Corp.	1,010	40,269
Sunoco, Inc.	1,020	37,230
Whiting Petroleum Corp.(a)	480	45,845

		419,066

Technology 13.10%
Akamai Technologies, Inc.(a)	840	42,151

Annual Report | September 30, 2010	9

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund September 30, 2010

	Shares	Value
Technology (continued)
Altera Corp.	1,850	$55,796
Cognizant Technology Solutions Corp. - Class A(a)	910	58,668
EMC Corp.(a)	1,800	36,558
Lam Research Corp.(a)	1,350	56,497
Linear Technology Corp.	1,360	41,793
Microchip Technology, Inc.	1,330	41,829
NetApp, Inc.(a)	860	42,819
Red Hat, Inc.(a)	2,020	82,820
Salesforce.com, Inc.(a)	630	70,434
SanDisk Corp.(a)	1,270	46,546
VMware, Inc. - Class A(a)	580	49,265

		625,176

Telecommunications 2.77%
NII Holdings, Inc.(a)	1,350	55,485
SBA Communications Corp. - Class A(a)	1,900	76,570

		132,055

Utilities 0.87%
Questar Corp.	2,380	41,721

TOTAL COMMON STOCKS (Cost $4,369,668)		4,771,328

	Shares	Value
SHORT TERM INVESTMENTS 0.42%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00004% 7-day yield)	19,934	19,934

TOTAL SHORT TERM INVESTMENTS (Cost $19,934)		19,934

Total Investments - 100.37% (Cost $4,389,602)		4,791,262

Liabilities in Excess of Other Assets - (0.37%)		(17,456)

NET ASSETS - 100.00%		$4,773,806

(a)	Non-Income Producing Security.

See Notes to Financial Statements.

10	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund September 30, 2010

	Shares	Value
COMMON STOCKS 98.96%
Basic Materials 1.03%
Newmont Mining Corp.	810	$50,876

Consumer Goods 21.32%
Activision Blizzard, Inc.	3,940	42,631
Alberto-Culver Co.	1,150	43,298
Archer-Daniels-Midland Co.	1,080	34,474
Avon Products, Inc.	1,200	38,532
Clorox Co.	810	54,076
The Coca-Cola Co.	670	39,208
General Mills, Inc.	1,580	57,733
Green Mountain Coffee Roasters, Inc.(a)	1,540	48,033
Hansen Natural Corp.(a)	1,110	51,748
Hasbro, Inc.	850	37,833
The Hershey Co.	950	45,210
HJ Heinz Co.	980	46,423
The J.M. Smucker Co.	680	41,160
Kellogg Co.	900	45,459
Kimberly-Clark Corp.	530	34,476
Kraft Foods, Inc. - Class A	1,930	59,560
Lear Corp.(a)	410	32,361
Lorillard, Inc.	680	54,611
Molson Coors Brewing Co. - Class B	680	32,110
PepsiCo, Inc.	780	51,823
Philip Morris International, Inc.	1,040	58,261
The Scotts Miracle-Gro Co. - Class A	1,340	69,318
Tyson Foods, Inc. - Class A	2,140	34,283

		1,052,621

Consumer Services 20.61%
Advance Auto Parts, Inc.	740	43,423
AmerisourceBergen Corp.	1,860	57,028
AutoZone, Inc.(a)	310	70,962
Comcast Corp. - Class A	3,520	63,642
Copart, Inc.(a)	1,140	37,586
DIRECTV - Class A(a)	1,590	66,192
Dollar General Corp.(a)	2,350	68,737
Dollar Tree, Inc.(a)	1,620	78,991
Factset Research Systems, Inc.	450	36,508
GameStop Corp. - Class A(a)	2,860	56,371
IHS, Inc. - Class A(a)	550	37,400
The Kroger Co.	2,330	50,468
McKesson Corp.	920	56,838
O’Reilly Automotive, Inc.(a)	1,030	54,796
Ross Stores, Inc.	1,220	66,636
Strayer Education, Inc.	460	80,270
Sysco Corp.	1,120	31,942
TJX Cos., Inc.	1,330	59,358

		1,017,148

Financials 9.76%
Arch Capital Group, Ltd.(a)	610	51,118
Axis Capital Holdings, Ltd.	1,120	36,893
Cullen/Frost Bankers, Inc.	900	48,483
Everest Re Group, Ltd.	420	36,317
The Hanover Insurance Group, Inc.	800	37,600

	Shares	Value
Financials (continued)
Health Care REIT, Inc.	1,280	$60,595
Marsh & McLennan Cos, Inc.	1,750	42,210
New York Community Bancorp, Inc.	4,160	67,600
RenaissanceRe Holdings, Ltd.	560	33,578
The Travelers Cos, Inc.	640	33,344
WR Berkley Corp.	1,260	34,108

		481,846

Health Care 19.64%
Aetna, Inc.	1,900	60,059
Alexion Pharmaceuticals, Inc.(a)	1,020	65,647
Allergan, Inc.	630	41,914
Biogen Idec, Inc.(a)	1,030	57,804
Bristol-Myers Squibb Co.	1,860	50,425
CIGNA Corp.	1,110	39,716
CR Bard, Inc.	620	50,487
DaVita, Inc.(a)	790	54,534
Eli Lilly & Co.	1,060	38,722
Express Scripts, Inc.(a)	1,000	48,700
Gen-Probe, Inc.(a)	790	38,283
Hospira, Inc.(a)	850	48,458
Humana, Inc.(a)	940	47,226
Laboratory Corp. of America Holdings(a)	680	53,332
Perrigo Co.	870	55,871
ResMed, Inc.(a)	1,740	57,089
St. Jude Medical, Inc.(a)	1,490	58,617
Varian Medical Systems, Inc.(a)	970	58,685
Watson Pharmaceuticals, Inc.(a)	1,040	44,002

		969,571

Industrials 9.75%
3M Co.	400	34,684
Aptargroup, Inc.	870	39,733
Broadridge Financial Solutions, Inc.	2,330	53,287
CH Robinson Worldwide, Inc.	540	37,757
Corrections Corp. of America(a)	3,190	78,729
Fidelity National Information Services, Inc.	1,430	38,796
FLIR Systems, Inc.(a)	1,740	44,718
Stericycle, Inc.(a)	590	40,993
Verisk Analytics, Inc. - Class A(a)	1,830	51,258
Waste Connections, Inc.	1,550	61,473

		481,428

Technology 6.50%
ANSYS, Inc.(a)	980	41,405
Apple, Inc.(a)	210	59,588
DST Systems, Inc.	1,380	61,879
Rovi Corp.(a)	1,400	70,574
Synopsys, Inc.(a)	1,960	48,549
Texas Instruments, Inc.	1,430	38,810

		320,805

Telecommunications 5.24%
CenturyLink, Inc.	940	37,092

Annual Report | September 30, 2010	11

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund September 30, 2010

	Shares	Value
Telecommunications (continued)
MetroPCS Communications, Inc.(a)	8,210	$ 85,877
United States Cellular Corp.(a)	740	34,018
Verizon Communications, Inc.	1,620	52,796
Windstream Corp.	3,990	49,037

		258,820

Utilities 5.11%
American Electric Power Co., Inc.	980	35,505
Dominion Resources, Inc.	710	30,999
Duke Energy Corp.	1,950	34,535
NV Energy, Inc.	2,540	33,401
Progress Energy, Inc.	870	38,645
Sempra Energy	730	39,274
Southern Co.	1,070	39,847

		252,206

TOTAL COMMON STOCKS (Cost $4,547,006)		4,885,321

	Shares	Value
SHORT TERM INVESTMENTS 1.28%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00004% 7-day yield)	63,267	63,267

TOTAL SHORT TERM INVESTMENTS (Cost $63,267)		63,267

Total Investments - 100.24% (Cost $4,610,273)		4,948,588

Liabilities in Excess of Other Assets - (0.24%)		(11,947)

NET ASSETS - 100.00%		$ 4,936,641

(a)	Non-Income Producing Security.

See Notes to Financial Statements.

12	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund September 30, 2010

	Shares	Value
COMMON STOCKS 99.87%
Basic Materials 2.33%
FMC Corp.	590	$40,362
International Flavors & Fragrances, Inc.	760	36,875
Sigma-Aldrich Corp.	670	40,455

		117,692

Consumer Goods 3.51%
Energizer Holdings, Inc.(a)	570	38,321
Green Mountain Coffee Roasters, Inc.(a)	1,820	56,766
Hasbro, Inc.	1,000	44,510
Lear Corp.(a)	480	37,886

		177,483

Consumer Services 20.72%
Cablevision Systems Corp. - Class A	1,790	46,880
Chipotle Mexican Grill, Inc.(a)	440	75,680
Comcast Corp. - Class A	4,160	75,213
DIRECTV - Class A(a)	1,880	78,264
Discovery Communications, Inc. - Class A(a)	1,000	43,550
Dolby Laboratories, Inc. - Class A(a)	1,260	71,581
Expedia, Inc.	2,250	63,472
Factset Research Systems, Inc.	530	42,999
Liberty Global, Inc. - Class A(a)	1,220	37,588
Liberty Media Corp. - Series A(a)	800	41,648
PetSmart, Inc.	1,640	57,400
priceline.com, Inc.(a)	190	66,185
Ross Stores, Inc.	1,440	78,653
Scripps Networks Interactive, Inc. - Class A	930	44,249
Time Warner Cable, Inc.	1,370	73,966
TJX Cos., Inc.	1,570	70,069
The Walt Disney Co.	990	32,779
Whole Foods Market, Inc.(a)	1,260	46,759

		1,046,935

Financials 23.65%
ACE, Ltd.	650	37,862
Allied World Assurance Co. Holdings, Ltd.	740	41,877
American Financial Group, Inc.	1,260	38,531
Arch Capital Group, Ltd.(a)	710	59,498
Assurant, Inc.	1,030	41,921
Brookfield Properties Corp.	2,620	40,662
Citigroup, Inc.(a)	10,360	40,404
City National Corp.	760	40,333
CNA Financial Corp.(a)	1,440	40,306
Digital Realty Trust, Inc.	1,530	94,401
Federal Realty Investment Trust	420	34,297
The Hanover Insurance Group, Inc.	940	44,180
Health Care REIT, Inc.	1,520	71,957
Marsh & McLennan Cos, Inc.	2,070	49,928
MSCI, Inc. - Class A(a)	1,120	37,195
The NASDAQ OMX Group, Inc.(a)	2,090	40,609

	Shares	Value
Financials (continued)
Nationwide Health Properties, Inc.	1,040	$40,217
New York Community Bancorp, Inc.	4,920	79,950
NYSE Euronext	1,570	44,855
Old Republic International Corp.	3,150	43,627
Rayonier, Inc.	1,340	67,161
RenaissanceRe Holdings, Ltd.	660	39,574
Torchmark Corp.	660	35,072
Unum Group	2,300	50,945
WR Berkley Corp.	1,480	40,064

		1,195,426

Health Care 11.72%
Alexion Pharmaceuticals, Inc.(a)	1,200	77,232
Allergan, Inc.	740	49,232
Endo Pharmaceuticals Holdings, Inc.(a)	1,160	38,559
Hospira, Inc.(a)	1,000	57,010
Humana, Inc.(a)	1,110	55,766
IDEXX Laboratories, Inc.(a)	730	45,056
Illumina, Inc.(a)	780	38,376
Perrigo Co.	1,020	65,504
Varian Medical Systems, Inc.(a)	1,140	68,970
Warner Chilcott PLC - Class A(a)	2,220	49,817
Waters Corp.(a)	660	46,715

		592,237

Industrials 11.15%
3M Co.	470	40,754
Aptargroup, Inc.	1,030	47,040
The Boeing Co.	540	35,932
CH Robinson Worldwide, Inc.	640	44,749
Corrections Corp. of America(a)	3,770	93,043
Fastenal Co.	700	37,233
Mettler-Toledo International, Inc.(a)	300	37,332
MSC Industrial Direct Co. - Class A	740	39,990
Roper Industries, Inc.	550	35,849
Sonoco Products Co.	1,110	37,118
Tyco Electronics, Ltd.	1,410	41,200
Union Pacific Corp.	460	37,628
WW Grainger, Inc.	300	35,733

		563,601

Oil & Gas 2.37%
ConocoPhillips	630	36,181
Murphy Oil Corp.	710	43,963
OGE Energy Corp.	990	39,471

		119,615

Technology 14.17%
Akamai Technologies, Inc.(a)	820	41,148
Altera Corp.	1,820	54,891
Apple, Inc.(a)	240	68,100
Cognizant Technology Solutions Corp. - Class A(a)	890	57,378
DST Systems, Inc.	1,630	73,089
EMC Corp.(a)	1,770	35,949
IAC/InterActiveCorp.(a)	1,380	36,253

Annual Report | September 30, 2010	13

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund September 30, 2010

	Shares	Value
Technology (continued)
Linear Technology Corp.	1,340	$41,178
Microchip Technology, Inc.	1,310	41,199
Red Hat, Inc.(a)	1,990	81,590
Rovi Corp.(a)	1,650	83,177
Teradata Corp.(a)	1,400	53,984
VMware, Inc. - Class A(a)	570	48,416

		716,352

Telecommunications 5.68%
Crown Castle International Corp.(a)	1,590	70,198
MetroPCS Communications, Inc.(a)	9,700	101,462
SBA Communications Corp. - Class A(a)	1,860	74,958
United States Cellular Corp.(a)	880	40,454

		287,072

Utilities 4.57%
American Electric Power Co., Inc.	1,150	41,665
Dominion Resources, Inc.	840	36,674
DTE Energy Co.	790	36,285
NV Energy, Inc.	2,990	39,318
Questar Corp.	2,350	41,196
Westar Energy, Inc.	1,470	35,618

		230,756

TOTAL COMMON STOCKS
(Cost $4,629,921)		5,047,169

	Shares	Value
SHORT TERM INVESTMENTS 0.43%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00004% 7-day yield)	21,642	21,642

TOTAL SHORT TERM INVESTMENTS
(Cost $21,642)		21,642

Total Investments - 100.30%
(Cost $4,651,563)		5,068,811

Liabilities in Excess of Other Assets - (0.30%)		(14,922)

NET ASSETS - 100.00%		$5,053,889

(a)	Non-Income Producing Security.

See Notes to Financial Statements.

14	www.transparentvalue.com

Statements of Assets and Liabilities
September 30, 2010

	Transparent Value Dow Jones RBP® U.S. Large- Cap Aggressive Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Defensive Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Market Index Fund
ASSETS:

Investment securities, at cost	$ 4,389,602	$ 4,610,273	$ 4,651,563

Investment securities, at value	$ 4,791,262	$ 4,948,588	$ 5,068,811
Cash	–	140	165
Dividends receivable	2,158	5,445	2,042
Receivable due from Advisor	36,126	37,572	38,680
Other assets	20,229	21,479	21,369

Total Assets	4,849,775	5,013,224	5,131,067

LIABILITIES:

Accrued expenses:
Payable for administration fees	9,050	9,381	9,546
Payable for distribution and services fees	985	1,020	1,038
Payable for trustees’ fees	9,651	9,651	9,651
Payable for Chief Compliance Officer fees	2,083	2,084	2,083
Accrued expenses and other payables	54,200	54,447	54,860

Total Liabilities	75,969	76,583	77,178

Net Assets	$ 4,773,806	$ 4,936,641	$ 5,053,889

NET ASSETS CONSIST OF:

Paid-in capital	$ 4,999,438	$ 4,999,392	$ 5,099,384
Undistributed net investment income	10,369	10,082	17,707
Accumulated net realized loss on investments	(637,661)	(411,148)	(480,450)
Net unrealized appreciation on investments	401,660	338,315	417,248

Net Assets	$ 4,773,806	$ 4,936,641	$ 5,053,889

PRICING OF CLASS A SHARES:

Net assets	$ 47,713	$ 49,340	$ 49,521
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	5,001	5,001	5,001

Net assets value, offering and redemption price per share	$ 9.54	$ 9.87	$ 9.90

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$ 10.12	$ 10.47	$ 10.50

PRICING OF CLASS F-1 SHARES:

Net assets	$ 4,726,093	$ 4,887,301	$ 5,004,368
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	495,000	495,000	505,000

Net assets value, offering and redemption price per share	$ 9.55	$ 9.87	$ 9.91

See Notes to Financial Statements.

Annual Report | September 30, 2010	15

Statements of Operations
For the period April 27, 2010 (Commencement of Operations) to September 30, 2010

	Transparent Value Dow Jones RBP® U.S. Large- Cap Aggressive Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Defensive Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Market Index Fund

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $40, $– and $–, respectively)	$ 36,182	$ 37,186	$ 45,095

Total Investment Income	36,182	37,186	45,095

EXPENSES:

Investment Adviser fees	18,543	19,483	19,689
Distribution and service fees:
Class A	78	82	81
Class F-1	4,831	5,076	5,130
Administration fees	44,180	46,440	46,866
Custody fees	17,571	17,150	17,484
Audit fees	25,000	25,000	25,000
Legal fees	29,184	30,321	30,506
Transfer agency fees	12,969	13,266	13,770
Trustee fees	29,680	29,680	29,680
Registration fees	7,454	7,392	7,493
Insurance fees	14,166	14,561	14,616
Printing fees	4,096	4,148	4,155
Chief Compliance Officer fees	10,691	10,691	10,691
Other expenses	3,552	3,579	3,584

Total Expenses Before Waivers	221,995	226,869	228,745

Less fees waived/reimbursed by Advisor:
Class A	(1,956)	(1,991)	(1,968)
Class F-1	(193,659)	(197,161)	(198,768)

Net Expenses	26,380	27,717	28,009

Net Investment Income	9,802	9,469	17,086

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:

Net realized loss investments	(637,661)	(411,148)	(480,450)
Net change in unrealized appreciation on investments	401,660	338,315	417,248

Net Realized and Unrealized Loss on Investments	(236,001)	(72,833)	(63,202)

Net Decrease in Net Assets Resulting from Operations	$ (226,199)	$ (63,364)	$ (46,116)

See Notes to Financial Statements.

16	www.transparentvalue.com

Statements of Changes in Net Assets
For the period April 27, 2010 (Commencement of Operations) to September 30, 2010

	Transparent Value Dow Jones RBP® U.S. Large- Cap Aggressive Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Defensive Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Market Index Fund
FROM OPERATIONS:

Net investment income	$ 9,802	$ 9,469	$ 17,086
Net realized loss on investments	(637,661)	(411,148)	(480,450)
Net change in unrealized appreciation on investments	401,660	338,315	417,248

Net Decrease in net assets resulting from operations	(226,199)	(63,364)	(46,116)

FROM CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	50,005	50,005	50,005

Net increase in net assets from Class A capital share transactions	50,005	50,005	50,005

Proceeds from shares sold	4,950,000	4,950,000	4,950,000

Net increase in net assets from Class F-1 capital share transactions	4,950,000	4,950,000	4,950,000

Total Increase in Net Assets	4,773,806	4,936,641	4,953,889

NET ASSETS:

Beginning of period (Note 1)	–	–	100,000

End of period	$ 4,773,806	$ 4,936,641	$ 5,053,889

Undistributed Net Investment Income	$ 10,369	$ 10,082	$ 17,707

SUMMARY OF CAPITAL SHARE ACTIVITY:

Class A:
Shares sold	5,001	5,001	5,001

Net increase in shares outstanding	5,001	5,001	5,001

Shares outstanding, end of period	5,001	5,001	5,001

Class F-1:
Beginning of period (Note 1)	–	–	10,000
Shares sold	495,000	495,000	495,000

Net increase in shares outstanding	495,000	495,000	505,000

Shares outstanding, end of period	495,000	495,000	505,000

See Notes to Financial Statements.

Annual Report | September 30, 2010	17

Financial Highlights
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Fund For the period April 27, 2010 (Commencement of Operations) to September 30, 2010

	Class A	Class F-1
Per Common Share Operating Performance

Net asset value - beginning of period	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income	0.01	0.02
Net realized and unrealized loss on investments	(0.47)	(0.47)

Total from investment operations	(0.46)	(0.45)

Net asset value - end of period	$9.54	$9.55

Total return(a)	(4.60)%(b)	(4.50)%(b)

Ratios/Supplemental Data:
Net assets, end of period (000)	$48	$4,726
Ratio to average net assets:
Ratio of expenses before reimbursements	11.53%(c)	11.37%(c)
Ratio of expenses after reimbursements	1.50%(c)	1.35%(c)
Ratio of net investment income	0.35%(c)	0.50%(c)
Portfolio turnover rate	131%(b)	131%(b)

(a)	Total return does not reflect the effect of sales charges on Class A Shares.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

18	www.transparentvalue.com

Financial Highlights
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Fund For the period April 27, 2010 (Commencement of Operations) to September 30, 2010

	Class A	Class F-1
Per Common Share Operating Performance

Net asset value - beginning of period	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income	0.01	0.02
Net realized and unrealized loss on investments	(0.14)	(0.15)
Total from investment operations	(0.13)	(0.13)

Net asset value - end of period	$9.87	$9.87

Total return(a)	(1.30)%(b)	(1.30)%(b)

Ratios/Supplemental Data:
Net assets, end of period (000)	$49	$4,887
Ratio to average net assets:
Ratio of expenses before reimbursements	11.21%(c)	11.06%(c)
Ratio of expenses after reimbursements	1.50%(c)	1.35%(c)
Ratio of net investment income	0.31%(c)	0.46%(c)
Portfolio turnover rate	109%(b)	109%(b)

(a)	Total return does not reflect the effect of sales charges on Class A Shares.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

Annual Report | September 30, 2010	19

Financial Highlights
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Fund For the period April 27, 2010 (Commencement of Operations) to September 30, 2010

	Class A	Class F-1
Per Common Share Operating Performance

Net asset value - beginning of period	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income	0.03	0.03
Net realized and unrealized loss on investments	(0.13)	(0.12)
Total from investment operations	(0.10)	(0.09)

Net asset value - end of period	$9.90	$9.91

Total return(a)	(1.00)%(b)	(0.90)%(b)

Ratios/Supplemental Data:
Net assets, end of period (000)	$50	$5,004
Ratio to average net assets:
Ratio of expenses before reimbursements	11.15%(c)	11.00%(c)
Ratio of expenses after reimbursements	1.50%(c)	1.35%(c)
Ratio of net investment income	0.68%(c)	0.83%(c)
Portfolio turnover rate	123%(b)	123%(b)

(a)	Total return does not reflect the effect of sales charges on Class A Shares.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

20	www.transparentvalue.com

Notes to Financial Statements
September 30, 2010

1. ORGANIZATION

The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund (each, a “Fund”, and collectively, the “Funds”) were organized as non-diversified series of the Transparent Value Trust (the “Trust”) on June 9, 2009. The Funds commenced operations on April 27, 2010, and the only transaction prior to commencement of operations was the initial sale of 10,000 shares for $100,000 to GPAM Holdings, LLC. The Trust is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” The affairs of the Trust are managed by a Board of Trustees (the “Board”). The Board has delegated the day-to-day operations of the Funds to the investment adviser, which operates the Funds under the Board’s general supervision. The investment adviser to the Funds is Guggenheim Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). Guggenheim Investment Management, LLC, a Delaware corporation, serves as the investment advisor (the “Adviser”) to the Funds. The Adviser’s principal place of business is located at 135 East 57th Street, 6th Floor, New York, NY 10022. The Adviser, which was formed in 2001, is a diversified financial services firm with a sophisticated array of wealth and investment management services. The Adviser is a subsidiary of Guggenheim Partners, LLC, a diversified financial services firm that is an indirect subsidiary of Guggenheim Capital, LLC. Transparent Value Advisors, LLC, a Delaware limited liability company formed in 2006, serves as the investment sub-adviser to the Funds. The Sub-Adviser selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC. For its services, the Sub-Adviser is paid a fee by the Adviser from the advisory fee the Adviser receives from the Funds. The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Dow Jones RBP® U.S. Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), Dow Jones RBP® U.S. Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”) and the Dow Jones RBP® U.S. Large-Cap Market IndexSM the “Market Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares and Class F-1 Shares. Shares issued by the Funds are subject to a 2% redemption fee, if redeemed within 60 days of purchase. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Net Asset Value: The net asset value (“NAV”) of the Fund share classes (Class A and Class F-1) will be computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of a Funds’ pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At September 30, 2010, none of the Funds assets were valued at their fair value using methods determined by the Board of Trustees.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The Statement of Investments were prepared in conformity with generally accepted accounting principles in the

Annual Report | September 30, 2010	21

Notes to Financial Statements
September 30, 2010

United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates.

E) Distributions to Shareholders: The Funds’ intend to annually distribute to shareholders all of its net income and/or capital gains. Distributions to shareholders are recorded by the Funds on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation.If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The following is a summary of the inputs used as of September 30, 2010 in valuing the Funds’ investments carried at value:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,771,328	$–	$–	$4,771,328
Short Term Investments	19,934	–	–	19,934
TOTAL	$4,791,262	$–	$–	$4,791,262

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,885,321	$–	$–	$4,885,321
Short Term Investments	63,267	–	–	63,267
TOTAL	$4,948,588	$–	$–	$4,948,588

22	www.transparentvalue.com

Notes to Financial Statements
September 30, 2010

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$5,047,169	$–	$–	$5,047,169
Short Term Investments	21,642	–	–	21,642
TOTAL	$5,068,811	$–	$–	$5,068,811

For the period ended September 30, 2010, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. INCOME TAX

The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds have qualified and intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

ASC 740-10 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740-10 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely than-not” of being sustained by the applicable tax authority based on technical merits of the position. Tax benefits from tax positions not deemed to meet the more-likely-than-not threshold should not be recognized in the year of determination. Management has reviewed the Funds’ tax positions for all open tax years and concluded that the Funds have no material uncertain tax positions at September 30, 2010. As of September 30, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions they have taken or expect to take in future tax returns. The Funds have not recorded any penalties and/or interest related to uncertain tax positions.

Net unrealized appreciation/depreciation of investments based on federal tax cost as of September 30, 2010, were as follows:

Transparent Value Dow Jones RBP® U.S. Large-Cap

Aggressive Index Fund:

Gross appreciation on investments (excess of value over tax cost)	$458,226
Gross depreciation on investments (excess of tax cost over value)	(57,541)
Net unrealized appreciation	400,685

Cost of investments for income tax purposes	$4,390,577

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund:

Gross appreciation on investments (excess of value over tax cost)	$370,987
Gross depreciation on investments (excess of tax cost over value)	(32,850)
Net unrealized appreciation	338,137

Cost of investments for income tax purposes	$4,610,451

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund:

Gross appreciation on investments (excess of value over tax cost)	$441,525
Gross depreciation on investments (excess of tax cost over value)	(24,799)
Net unrealized appreciation	416,726

Cost of investments for income tax purposes	$4,652,085

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund:

Undistributed net investment income	$10,369
Accumulated net realized loss	(636,686)
Unrealized appreciation on investments	400,685
Total	$(225,632)

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund:

Undistributed net investment income	$10,082
Accumulated net realized loss	(410,970)
Unrealized appreciation on investments	338,137
Total	$(62,751)

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund:

Undistributed net investment income	$17,707
Accumulated net realized loss	(479,928)
Unrealized appreciation on investments	416,726
Total	$(45,495)

Annual Report | September 30, 2010	23

Notes to Financial Statements
September 30, 2010

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets under accounting principles generally accepted in the United States. Accordingly, for the period ended September 30, 2010, certain differences were reclassified as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Loss on Investments	Paid-in Capital
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$ 567	$ -	$ (567)
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	$ 613	$ -	$ (613)
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	$ 621	$ -	$ (621)

These differences were primarily due to the differing tax treatment of certain nondeductible expenses.

Capital Loss Carryforwards

As of September 30, 2010, the following funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expires September 2018
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$ 636,686
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	$ 410,970
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	$ 479,928

5. INVESTMENT TRANSACTIONS

For the period ended September 30, 2010, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. securities.

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

Purchases	$10,980,759
Sales	$5,971,528

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

Purchases	$10,124,234
Sales	$5,165,923

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

Purchases	$11,055,296
Sales	$5,943,454

6. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

Investment Advisory Agreement: The Trust and the Adviser have entered into an investment advisory agreement dated March 15, 2010 (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios and business affairs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of each Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50% and 1.35% of each Fund’s average daily net assets of the Class A Shares and Class F-1 Shares, respectively, until January 31, 2013. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses and 1.50% for Class A Shares and 1.35% for Class F-1 Shares, respectively, to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. No reimbursement shall be paid to the Adviser with respect to any Fund until reported to the Board. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, no more than sixty (60) days’ nor less than thirty (30) days’ prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period.

Sub-Advisory Agreement with the Trust: The Trust, the Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement dated March 15, 2010 (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser provides services and advice to the Funds and the Adviser in connection with each Fund’s efforts to replicate its Index. For its services under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, by the Adviser, out of the advisory fees it receives from the Funds, at an annual rate of 0.95% based on the average daily net assets of each Fund.

Certain officers of the Fund are also officers and owners of the Sub-Adviser.

ALPS Distributors, Inc. (the “Distributor” or “ADI”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter for the Trust’s shares.

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Notes to Financial Statements
September 30, 2010

Distribution Plan: The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) which provides that Class A Shares and Class F-1 Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance.

Shareholder Servicing Plan: The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s Class A Shares will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services.

An employee of ADI serves as the Funds’ Chief Compliance Officer.

ALPS Fund Services, Inc. serves as the Funds’ administrator and as the Funds’ transfer agent and dividend paying agent. The Bank of New York Mellon is the Funds’ custodian.

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2010, the following entities owned beneficially 25% or greater of the Funds’ outstanding shares:

Fund		Name	Perentage
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	Class F-1	JASPER PARK FUNDING LLC	100.00%
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	Class F-1	JASPER PARK FUNDING LLC	100.00%
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	Class F-1	JASPER PARK FUNDING LLC	98.02%
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	Class A	JASPER PARK FUNDING LLC	99.99%
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	Class A	JASPER PARK FUNDING LLC	99.99%
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	Class A	JASPER PARK FUNDING LLC	99.99%

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Trust, and has concluded that there are not any material events that require disclosure or adjustment of the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders

Transparent Value Trust:

We have audited the accompanying statements of assets and liabilities of the Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund and Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund (the “Funds” within Transparent Value Trust), including the schedules of investments, as of September 30, 2010, and the related statements of operations, changes in net assets and financial highlights for the period April 27, 2010 (commencement of operations) to September 30, 2010. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2010, the results of their operations, the changes in their net assets and the financial highlights for the period from April 27, 2010 to September 30, 2010, in conformity with U.S. generally accepted accounting principles.

Chicago, IL

November 11, 2010

Annual Report | September 30, 2010	25

Additional Information
September 30, 2010 (Unaudited)

1. COMPENSATION OF TRUSTEES

Each such Trustee will be paid $35,000 per annum for attendance at regularly scheduled quarterly meetings of the Board (including any scheduled meetings of the Trust’s audit committee or nominating committee), plus an additional $1,000 and $2,500 per special meeting attended telephonically and in-person, respectively. Each such Trustee is also reimbursed for any out-of-pocket and travel expenses incurred in connection with their attendance at meetings of the Board.

2. FUND PROXY VOTING POLICIES AND PROCEDURES

A copy of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds’ toll-free at 1-888-727-6885 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov.

3. PORTFOLIO HOLDINGS

The Funds file their complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will be available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4. BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At meetings held on December 21, 2009 and March 15, 2010 (the “Meetings”), the Board of Trustees of Transparent Value Trust (the “Board”) considered the approval of the investment advisory agreement between Transparent Value Trust, a Delaware statutory trust (the “Trust”), and Guggenheim Investment Management, LLC, a Delaware limited liability company (the “Adviser”) (the “Advisory Agreement”), for an initial term of two years, on behalf of the three initial series of the Trust, Transparent Value Dow Jones RBP U.S. Large-Cap Aggressive Index Fund, Transparent Value Dow Jones RBP U.S. Large-Cap Defensive Index Fund and Transparent Value Dow Jones RBP U.S. Large-Cap Market Index Fund (each, a “Fund,” and collectively, the “Funds”). The Board also considered the approval of the subadvisory agreement between Transparent Value Advisors, LLC, a Delaware limited liability company (the “Subadviser,” and together with the Adviser, the “Advisers”) and the Adviser, pursuant to which the Subadviser performs portfolio management and related services for the Funds (the “Subadvisory Agreement,” and together with the Advisory Agreement, the “Agreements”). In addition, the members of the Board (the “Trustees”) who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”) separately considered the approval of each of the Agreements.

In connection with its consideration of the Agreements, the Board, including the Independent Trustees, was presented with, and requested, received and evaluated, materials about the Agreements and the services proposed to be provided thereunder, including information about the investment advisory fee rates and related matters from the Advisers. In that regard, the Board reviewed a detailed report prepared by Lipper, Inc., an independent provider of investment company data (“Lipper”), which included information comparing the proposed investment advisory fee rates and expense ratios for the Funds with a group of comparable funds as selected by Lipper (the “Lipper Report”). The Board also received various other materials which it considered relevant to its consideration and approval of the proposed Agreements. The Independent Trustees also consulted with independent legal counsel, who advised on the legal standards for consideration of the Agreements by the Independent Trustees, and otherwise assisted the Independent Trustees in their deliberations.

At the conclusion of its review of the materials discussed above and of the discussions among the Trustees leading up to and during the Meetings, the Board, on behalf of the Trust and each of the Funds, agreed that it had been furnished with sufficient information to make an informed business decision with respect to approval of each of the proposed Agreements.

In considering each of the proposed Agreements, the Board considered factors bearing on the nature, extent and quality of the services proposed to provided to the Trust, and the costs of those services, with a view toward making a business judgment as to whether each of the proposed Agreements is, under all of the circumstances, in the best interests of the Trust, the Funds and their shareholders. Among the factors that the Trustees considered and the conclusions that they, in their business judgment, reached included, principally the following: (i) their favorable evaluation of the nature, extent and quality investment management services proposed to be provided by the Advisers to the Funds; (ii) their satisfaction that the investment advisory fee rate proposed for each Fund is consistent with applicable standards and is reasonable and fair; and (iii) their assessment that the Advisers’ projected profitability in connection with providing investment management services to the Funds would not be excessive.

In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board at the Meetings are addressed in more detail below:

Nature, quality, and extent of services to be provided by the Adviser and Sub-Adviser

In considering the nature, extent and quality of the services proposed to be provided by the Adviser and the Sub-Adviser, respectively, the Board reviewed the services to be provided by each firm and the qualifications and backgrounds of the portfolio managers to be responsible for managing the Funds. The Board also considered management’s discussion of the financial condition of

26	www.transparentvalue.com

Additional Information
September 30, 2010 (Unaudited)

the Adviser and Sub-Adviser to determine that adequate resources were available to provide the level of service expected to be provided to the Funds. The Board also discussed information set forth in each firm’s Form ADV (Parts I and II), which provided information about each firm, its management, and its business activities and affiliations. The Board also observed that each firm’s compliance program had been reviewed by the chief compliance officer of the Trust and determined to be reasonably designed to prevent violation of the federal securities laws by the Fund. Based on its review, the Board determined that the Adviser, the Sub-Adviser and their respective personnel were well-qualified to provide all required services to the Funds and to provide services that are of high quality, and that each firm has appropriate resources to provide such services.

Performance of the Funds

The Board noted that although consideration of a fund’s investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, no conclusion about this factor was made since the Funds are newly formed. However, the Board did consider information provided by management about the proprietary Required Business Performance (“RBP”) methodology and evaluated comparative performance of each Fund’s respective Dow Jones RBP Index relative to relevant Lipper peer groups as set forth in the Lipper Report. The Board noted that historically, all three of the Indexes generally outperformed the total return performance of the applicable peer groups.

Cost of services to be provided and profits to be realized by the Adviser, Sub-Adviser and their affiliates under the Agreements, and comparative fees

The Board considered the cost of the services to be provided by the Adviser and Sub-Adviser, and reviewed the investment advisory fees to be paid pursuant to the Agreements. In addition, the Board discussed the fee arrangement between the Adviser and Sub-Adviser. The Board also reviewed information provided in the Lipper Report regarding advisory fees of mutual funds in peer groups, and evaluated the proposed advisory fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally. It was noted that, although the overall expense ratio for the Funds were expected to be above the average expense ratios of the peer groups, the Funds’ advisory fees reflected the sizable cost of formulating and operating the proprietary RBP investment methodology. The Board also assessed a report from management setting forth comparative fee information between the Funds and the other accounts managed with the RBP investment program. In determining that the anticipated profits to be realized by the Advisers and their affiliates from their relationship with the Trust were not excessive, the Board reviewed a report from management providing estimated revenue projections for the firms based on anticipated assets under management. Based on the foregoing considerations, the Board determined that it was satisfied that the investment advisory fee rate proposed for each Fund was consistent with applicable standards and was reasonable and fair.

Economies of scale

The Board observed that economies of scale are realized when a fund’s assets increase significantly. Because the Funds were newly formed and the eventual aggregate amount of assets of the Funds was uncertain, the Board noted that management was not able to provide specific information concerning the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale, if any. The Board determined that it would revisit this issue at an appropriate time in the future.

Ancillary benefits to be received by the Adviser or Sub-Adviser

The Board considered whether any benefits would accrue to the Adviser and Sub-Adviser through their relationships with the Funds and concluded that the opportunities for such benefits to exist were limited and were a matter of conjecture since the Funds had not commenced operations.

Conclusion

After an evaluation of the factors described above and based on its deliberations and analysis of the information provided, the Board determined that it would have a reasonable basis to determine whether the investment advisory fees proposed under each of the Agreements are fair and reasonable in light of the extent and quality of services to be provided and, thus, to act on whether to approve each of the Agreements. Based on all of the foregoing, and such other matters that were deemed relevant, the Board, including all of the Independent Trustees, concluded that the proposed investment advisory fees to be paid under each of the Agreements were fair and reasonable in light of the extent and quality of services to be provided. Accordingly, the entire Board, including the Independent Trustees voting separately, unanimously approved each of the Agreements for an initial term of two years.

Annual Report | September 30, 2010	27

Additional Information
September 30, 2010 (Unaudited)

5. TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and the Funds are supervised by the Trustees under the laws of the State of Delaware. Each Trustee is responsible for overseeing the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Independent Trustees are those Trustees who are not “interested persons” of the Trust as such term is defined in the 1940 Act. Unless otherwise noted, the business address of each Trustee is 135 East 57th Street, 15th Floor, New York, New York 10022. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling
1-888-727-6885.

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years	Other Directorships Held

Interested Trustees

Farhan Sharaff* 60	Trustee Since December 2009	Managing Director of Guggenheim Investment Management, LLC and Chief Investment Officer of Transparent Value Advisors, LLC since 2009. Investment Manager, MJX Capital Advisors LLC from 2005 to 2009.	Director of CITIC Capital Investment Management Company.

Independent Trustees
John Masterson 51	Trustee, Chairman of the Nominating Committee Since December 2009	Retired. Partner and Managing Director, Global Securities Department, Goldman Sachs & Co. from 2002 to 2007.	Trustee of NT Alpha Strategies Fund.

Robert J. Casale 71	Chairman of the Board of Trustees Since December 2009

Senior Adviser, Welsh, Carson, Anderson & Stowe from 2002 to 2006 and 2007 to present. Chairman and CEO, The BISYS Group from 2006 to 2007. Director, EasyLink Services International Corporation from 2003 to 2007. Member, Advisory Board for Securities Fund Services Group of Citibank.

Director of Northeast Securities, Inc.

Dennis A. Cullen 62	Trustee, Chairman of Audit Committee Since December 2009	Managing Partner, Chicago Asset Funding LLC since 2008. Managing Director, The Liberty Hampshire Company, LLC from 1997 to 2008.	None.

*

Denotes Trustees who may be deemed to be “interested” persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Adviser, Sub-Adviser, Distributor and/or their affiliates.

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Additional Information
September 30, 2010 (Unaudited)

Trust Officers. Set forth below are the names, ages, positions with the Trust, length of term of office and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. The business address of Messrs. Perrone and Lowe and Ms. Legg is 1290 Broadway, Suite 1100, Denver, CO 80203. The business address of Messrs. Arus and Kemp is 135 East 57th Street, 15th Floor, New York, NY 10022. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years	Other Directorships Held

Armen Arus 38	President Since February 2010

Co-Chief Executive Officer and Chief Operating Officer of Transparent Value, LLC since 2003. Managing Director of Guggenheim Investment Management, LLC since 2009. Co-CEO, Guggenheim Transparent Value, LLC since 2009.

Director of Transparent Value Fund SPC, Ltd. since February of 2010. Board member of Guggenheim Transparent Value, LLC since 2009.
Theodore Uhl* 35	Chief Compliance Officer

Mr. Uhl joined ALPS in October 2006 and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served as Sr. Analyst with Enenbach and Associates (RIA), and as Sr. Financial Analyst at Sprint.

None.

Keith D. Kemp 50	Treasurer Since February 2010

Director of Transparent Value, LLC since 2010. Employee of Guggenheim Investment Management, LLC since 2010. Chief Operating Officer of Macquarie Capital Investment Management from 2007 to 2009. Independent Asset Management Consultant from 2006 to 2007; Director of Operations for Plus Funds Group, Inc. from 2005 to 2006; Senior Vice President of Refco Alternative Investments Group from 2003 to 2005

None.
Benjamin Lowe 32	Assistant Treasurer Since February 2010

Assistant Vice President and Fund Controller, ALPS Fund Services, Inc (“ALPS”) since 2005. Fund Accounting Team Leader, Founders Asset Management, LLC from 2003 to 2005. Senior Fund Accountant, INVESCO Funds, from 2000 to 2003.

None.

JoEllen Legg 48	Secretary Since December 2009

Vice President and Associate Counsel of ALPS, ALPS Advisors, Inc., ALPS Distributors, Inc. and FTAM Distributors, Inc. since 2007. Senior Counsel - Law (Corporate & Securities), Adelphia Communications Corporation from 2005 to 2007. Associate, Patton Boggs LLP from 2004 to 2005. Associate, Fried Frank Harris Shriver & Jacobson LLP from 1998 to 2004.

None.

*	On October 5, 2010, Phillip Perrone resigned as Chief Compliance Officer and Theodore Uhl was appointed as the Chief Compliance Officer by the Board of Trustees.

Annual Report | September 30, 2010	29

Item 2.  Code of Ethics.

As of the end of the period covered by this report, Transparent Value Trust (the “registrant”) has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. During the period covered by this report, there were no material changes made to provisions of the registrant’s code of ethics, nor were there any waivers granted from a provision of its code of ethics. A copy of the registrant’s code of ethics is filed with this N-CSR under Item 12(a)(1).

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that there is no “audit committee financial expert” serving on its Audit Committee. In this regard, the Board also determined that having such a person serve on its Audit Committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the Audit Committee in the aggregate, even though no such member was individually considered to have been an audit committee financial expert under the relatively narrow definition of such term.

Item 4.  Principal Accountant Fees and Services.1

(a)

Audit Fees: For the registrant’s fiscal year ended September 30, 2010, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $60,000.

(b)

Audit-Related Fees: For the registrant’s fiscal year ended September 30, 2010, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)

Tax Fees: For the registrant’s fiscal year ended September 30, 2010, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $10,500. The fiscal year 2010 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)

All Other Fees: For the registrant’s fiscal year ended September 30, 2010, the aggregate fees billed to the registrant by the principal accountant for services related to seed audits and attendance at meetings of the audit committee were $10,000.

(e)(1)    Audit Committee Pre-Approval Policies and Procedures: All requests or applications for services to be provided by the principal accountant shall be submitted to the Chief Financial Officer (the “CFO”) of the registrant and must include a detailed description of the services proposed to be rendered. The registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general preapproval of the Audit Committee or (3) have been previously pre-approved in connection with the principal accountant’s annual engagement letter for the applicable year or otherwise. Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the principal accountant.

1 The registrant commenced operations on April 27, 2010.

All services shall be provided by the principal accountant pursuant to an engagement letter with the registrant.

(e)(2)    No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management –End Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	December 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	December 8, 2010

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	December 8, 2010